united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number:	811-23957

OneAscent Capital Opportunities Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Gary Grasso
Secretary
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1. Reports to Stockholders.

(a)	OneAscent Capital Opportunities Fund annual report.

OneAscent Capital Opportunities Fund (OACOX)

Annual Financial Statements

March 31, 2026

OneAscent Capital, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

I am pleased to present the annual report for the OneAscent Capital Opportunities Fund for the fiscal year ended March 31, 2026. The Fund began operations on December 27, 2024, so we have now passed the first year of operations for the Fund. With growth in the Fund, there is now a diverse and full portfolio in which we have invested that should continue to mature and grow over time. We are encouraged by the strong interest expressed in the Fund and excited to manage the portfolio for the shareholders as it continues to grow for years to come.

Performance Overview:

For the fiscal year ended March 31, 2026, the OneAscent Capital Opportunities Fund had a total return of 5.49%, with a return of 3.42% in the quarter ended March 31st. Since inception, the Fund achieved a total return of 6.08%. Relative to the Fund’s equity benchmark (MSCI All Country World Index, or ACWI), the Fund had a standard deviation of 8.10 versus 16.21 for the MSCI ACWI highlighting one of the important attributes of the fund in reducing volatility relative to public equity markets. The 8.10 standard deviation for OneAscent Capital Opportunities Fund was closer to the Fund’s fixed income benchmark (Bloomberg U.S. Aggregate Bond Index), which had a standard deviation of 5.11.

Market Conditions:

The U.S. and global economy entered 2026 in a late-cycle but still resilient phase, characterized by moderating growth, easing inflation, and increasingly divergent outcomes across sectors and capital structures. While macro growth is slowing, recession risks remain contained as financial conditions ease and real incomes stabilize. Developed-market growth is expected to be modest but positive, supported by service-sector activity, infrastructure spending, and continued investment related to AI and digitization. The U.S. remains comparatively well positioned, though momentum is cooling as restrictive policy effects continue to filter through the economy.

Against this backdrop, we believe private markets may benefit from their longer time horizons, structural return drivers, and reduced mark-to-market volatility. While deal volumes may remain below prior-cycle peaks, improved financing conditions and normalization of valuation expectations should support a gradual re-acceleration in activity throughout the year.

Private Markets:

We believe that the private capital investing environment today is improving, but it remains selective and more demanding than the environment investors enjoyed during the low-rate years. The industry is still working through longer hold periods, more complex

Management Discussion of Fund Performance (Unaudited) (continued)

liquidity management, and a world in which declining rates, multiple expansion, and abundant leverage are no longer doing as much of the work. Taken together, the current environment appears constructive but disciplined: fundraising is still constrained by limited distributions, LPs are increasingly focused on realized cash returns and manager quality, and future performance is likely to depend more on underwriting, operational value creation, and liquidity discipline than on favorable market tailwinds alone.

Faith-Aligned Investment Strategy:

The OneAscent Capital Opportunities Fund is an actively managed, diversified interval fund designed to deliver private market returns and positive values-driven impact. The fund was conceived with the intention to allow all investors the opportunity to invest into private equity, venture capital, and other private market assets. And to be accessible to all investors regardless of net worth qualifications offering low minimum investments and no complicated subscription documents.

Our investment strategy is guided by our commitment to aligning with Christian values. We actively seek out companies that contribute to human flourishing and address global challenges such as cultivating natural resources, fostering vibrant communities, and adding meaning to work. We avoid investing in industries or companies that conflict with our faith-based principles, such as those involved in alcohol, tobacco, gambling, and pornography.

Outlook:

The portfolio remains young and will take time to mature. We are enthusiastic about the diversity and potential in the portfolio across all asset classes and investments. New deal flow remains strong through our unique networks of relationships. Our team is dedicated to managing the existing portfolio while continuing to identify and evaluate opportunities that will drive future performance while adhering to our faith-based principles.

Thank You:

We appreciate your trust and support. Our commitment to transparency, prudent management, and shareholder value remains unwavering. We look forward to the year ahead.

Sincerely,

John Siverling

OneAscent Capital Opportunities Fund

Investment Results (Unaudited)

Total Returns* as of March 31, 2026

		Since Inception
	1 Year	(12/27/2024)
OneAscent Capital Opportunities Fund(a)	5.49%	6.08%
MSCI ACWI Index(b)	20.01%	13.30%
Bloomberg U.S. Aggregate Bond Index(c)	4.35%	5.99%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Capital Opportunities Fund (the “Fund”) prospectus dated July 29, 2025, were 3.79% (3.49% after fee waivers) of average daily net assets. The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least June 30, 2027, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”), and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser. Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. Additional information pertaining to the Fund’s expense ratio as of March 31, 2026, can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 632-5139.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(a)	The return shown is based on NAV calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the NAV in accordance with accounting principles generally accepted in the United States of America.

(b)	The MSCI ACWI (“ACWI”) captures large and mid-cap representation across the 23 developed markets countries and 24 emerging markets countries. The performance of the ACWI is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the ACWI; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Bloomberg U.S. Aggregate Bond Index (the “Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly

Investment Results (Unaudited) (continued)

in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 632-5139. Please read it carefully before investing.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the OneAscent Capital Opportunities Fund, MSCI ACWI and the Bloomberg U.S. Aggregate Bond Index

The chart above assumes an initial investment of $10,000 made on December 27, 2024 (commencement of operations) and held through March 31, 2026. THE FUND RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (833) 632-5139. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

OneAscent Capital Opportunities Fund Holdings as of March 31, 2026.*

*	As a percentage of net assets.

The Fund’s investment objective is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact according to its values driven investment philosophy.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at http://capital.oneascent.com/oacox.

OneAscent Capital Opportunities
Fund Schedule of Investments
March 31, 2026

	Shares/
PRIVATE INVESTMENTS — 73.29%	Principal	Fair Value
DIRECT INVESTMENTS — 30.93%
COMMUNICATION SERVICES — 4.86%
Tango Tango, Inc., C Participating Preferred Shares(a)(b)	300,000	$1,553,178

CONSUMER DISCRETIONARY — 3.13%
For Days, Inc., Series A+ Shares(a)(b)	14,409,221	1,000,000

ENERGY — 1.56%
Casimir, Inc., Preferred Shares(a)(b)	216,328	499,999

FINANCIAL SERVICES — 3.13%
Data Dasher, Inc., Preferred Stock(a)(b)(c)(d)	—	1,000,000

HEALTH CARE — 6.78%
Lectra Technologies, Inc.(a)(b)(c)(d)	—	500,000
Shyld AI, Inc., Preferred Stock(a)(b)	861,630	1,670,184
		2,170,184
MATERIALS — 3.13%
Red Sea Science & Technology, Inc., Series AA Preferred Stock(a)(b)	36,416,605	1,000,000

TECHNOLOGY — 8.34%
Conserv Solutions, Inc., Series B Preferred Stock(a)(b)	2,446,857	1,667,787
Immerse, Inc.(a)(b)(c)(d)	—	1,000,000
		2,667,787
TOTAL DIRECT INVESTMENTS		9,891,148

PRIVATE INVESTMENT FUNDS — 16.55%
Conductor Capital, LP (b)(c)(e)(f)	—	347,924
DLP Housing Fund (b)(e)	1,000	1,000,000
Dublin Town Center V, LP (a)(b)(c)	—	1,000,000
Fortis Green Renewables Green Fund I, LLC (b)(e)(f)	75	720,728
Highmount Opportunity Fund I, LP (b)(c)(e)(f)	—	234,029
NSC Feeder Fund VII, LP (b)(c)(e)(f)	—	10,000
Overmatch Fund II, LP (b)(c)(e)(f)	—	45,000
Saturn Five NF Blocker, LLC (b)(c)(e)(f)	—	126,250
Scout Ventures Fund V (b)(c)(e)(f)	—	100,337
Sovereign Capital Private Equity Fund III, LP (b)(c)(e)(f)	—	12,269
SunCap Growth Fund II (a)(b)(c)	—	800,018
Talanton Momentum Fund (b)(c)(e)(f)	—	148,603
TCG Storage of Trussville East, LLC (a)(b)	75	750,000
TOTAL PRIVATE INVESTMENT FUNDS		5,295,158

PRIVATE INVESTMENT LOANS — 6.26%
Lotus Scrubs, Inc., 19.17%, 6/18/2028 (SOFR + 1550bps)(a)(b)(g)	$1,000,000	1,000,000
Subsentio, Inc., 9.5%, 7/1/2030 (a)(b)	1,000,000	1,000,000
TOTAL PRIVATE INVESTMENT LOANS		2,000,000

SPECIAL PURPOSE VEHICLE — 19.55%
Burnt Island Ventures (b)(c)(e)(f)	—	1,000,000
Lumos Alpine Parent, LLC, Class A (a)(b)	1,500,000	1,499,999

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund
Schedule of Investments (continued)
March 31, 2026

	Shares/
PRIVATE INVESTMENTS — 73.29% - continued	Principal	Fair Value
SPECIAL PURPOSE VEHICLE — 19.55% - continued
Overmatch Armada B-1, LLC (b)(c)(e)(f)	—	$1,250,000
Overmatch Principal Mineral, LLC (b)(c)(e)(f)	—	1,500,000
Sovereign Capital Clear, LP (b)(c)(e)(f)	—	1,000,000
TOTAL SPECIAL PURPOSE VEHICLE		6,249,999

TOTAL PRIVATE INVESTMENTS (Cost $23,343,468)		23,436,305

CLOSED-END FUNDS — 11.23%
TENDER OFFER FUNDS — 9.87%
Hamilton Lane Private Secondary Fund(b)(e)	90,760	1,564,604
Hamilton Lane Venture Capital and Growth Fund(b)(e)	95,895	1,590,730
TOTAL TENDER OFFER FUNDS		3,155,334

INTERVAL FUNDS — 1.36%
Cliffwater Corporate Lending Fund, Class I	41,320	435,510
TOTAL INTERVAL FUNDS		435,510

TOTAL CLOSED-END FUNDS (Cost $3,094,580)		3,590,844

EXCHANGE-TRADED FUNDS — 5.91%
FT Energy Income Partners Enhanced Income ETF	30,000	674,700
Harbor Commodity All-Weather Strategy ETF	32,000	992,320
SPDR® Blackstone High Income ETF	8,000	222,720
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,575,900)		1,889,740

OPEN-END MUTUAL FUNDS — 3.88%
Ambassador Fund, Institutional Class	86,598	867,712
Carlyle Tactical Private Credit, Class I	8,035	64,601
Steward Equity Market Neutral Fund, Institutional Class	11,091	307,774
TOTAL OPEN-END MUTUAL FUNDS (Cost $1,236,468)		1,240,087

	Shares
MONEY MARKET FUNDS - 4.25%
First American Government Obligations Fund, Class X, 3.58%(h)	1,357,742	1,357,742

TOTAL MONEY MARKET FUNDS (Cost $1,357,742)		1,357,742

Total Investments (Cost $30,608,158) — 98.56%		31,514,718

Other Assets in Excess of Liabilities — 1.44%		460,391

NET ASSETS — 100.00%		$31,975,109

(a)	Level 3 securities fair valued using significant unobservable inputs.

(b)	Restricted investment as to resale. As of March 31, 2026, the total fair value of these securities amounts to $26,591,639, which represents 83.16% of net assets. (See Note 8)

(c)	Investment does not issue shares.

(d)	Simple agreement for future equity (SAFE).

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(f)	Redemptions are not permitted. Proceeds will be distributed as they become available, the timing of which is currently unknown. Redemptions may be permitted based on general partner consent.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund
Schedule of Investments (continued)
March 31, 2026

(g)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(h)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund
Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at fair value (cost $30,608,158)	$31,514,718
Receivable for investments sold	441,016
Dividend and interest receivable	135,967
Receivable from Adviser	13,463
Prepaid expenses	38,460
Total Assets	32,143,624

Liabilities
Payable to affiliates	46,250
Professional fees payable	72,741
Accrued shareholder service fees	5,417
Other accrued expenses	44,107
Total Liabilities	168,515
Net Assets	$31,975,109

Net Assets consist of:
Paid-in capital	$30,887,147
Accumulated earnings	1,087,962
Net Assets	$31,975,109
Shares outstanding (unlimited number of shares authorized, no par value)	3,040,859
Net asset value per share	$10.52

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities
Fund Statement of Operations
For the year ended March 31, 2026

Investment Income
Dividend income	$633,227
Interest income	354,116
Total investment income	987,343

Expenses
Adviser	336,455
Legal	181,329
Administration	153,000
Offering	65,900
Shareholder service fees	42,209
Transfer agent	40,325
Trustee	36,841
Fund accounting	24,000
Insurance	22,725
Registration	21,397
Compliance services	21,137
Report printing	20,523
Audit and tax	19,583
Miscellaneous	43,547
Total expenses	1,028,971
Fees waived and expenses reimbursed by Adviser	(315,294)
Net operating expenses	713,677
Net investment income	273,666

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment transactions	384,410
Change in unrealized appreciation on:
Investment securities	913,744
Net realized and change in unrealized gain (loss) on investment securities	1,298,154
Net increase in net assets resulting from operations	$1,571,820

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund
Statements of Changes in Net Assets

	For the Year	For the Period
	Ended March	Ended March
	31, 2026	31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$273,666	$(556)
Net realized gain on investment securities	384,410	—
Change in unrealized appreciation (depreciation) on investment securities	913,744	(7,184)
Net increase (decrease) in net assets resulting from operations	1,571,820	(7,740)
Distributions to Shareholders From:
Earnings	(490,916)	—
Total distributions	(490,916)	—

Capital Transactions
Proceeds from shares sold	26,626,686	4,359,211
Reinvestment of distributions	489	—
Amount paid for shares redeemed	(186,541)	—
Proceeds from early repurchase fees collected	2,100	—
Net increase in net assets resulting from capital transactions	26,442,734	4,359,211
Total Increase in Net Assets	27,523,638	4,351,471

Net Assets
Beginning of period	$4,451,471	$100,000
End of period	$31,975,109	$4,451,471

Share Transactions
Beginning of period	435,804	10,000
Shares sold	2,623,310	425,804
Shares issued in reinvestment of distributions	48	—
Shares redeemed	(18,303)	—
Net increase in shares outstanding	2,605,055	425,804
End of period	3,040,859	435,804

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities
Fund Statement of Cash Flows
For the fiscal year ended March 31, 2026

Cash Flows From Operating Activities:
Net increase in net assets resulting from operations	$1,571,820

Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to
Net Cash Used for Operating Activities:
Purchase of long-term investment securities	(36,380,057)
Sale of long-term investment securities	11,192,848
Net purchase of short-term investment securities	(1,357,742)
Amortization of premium and accretion of discount on investments, net	(3,651)
Net realized (gain) on investment transactions	(384,410)
Change in unrealized (appreciation) depreciation on investments securities	(913,744)

Change in assets and liabilities:
Decrease in receivable fund shares sold	10,000
Increase in receivable for investments sold	(441,016)
Decrease in receivable from Adviser	306,073
Increase in dividends and interest receivable	(135,967)
Decrease in deferred offering cost	65,900
Increase in prepaid expenses	(22,097)
Increase in payable to affiliates	9,075
Increase in professional fees payable	53,041
Increase in accrued shareholder service fees	5,267
Decrease in accrued organizational costs	(168,407)
Decrease in accrued offering costs	(80,048)
Increase in other accrued expenses	7,713
Net Cash Used for Operating Activities	(26,665,402)

Cash Flows From Financing Activities:
Proceeds from shares sold	26,626,686
Amount paid for shares repurchased	(186,541)
Proceeds from early repurchase fees collected	2,100
Distributions paid (net of reinvestments)	(490,427)
Net Cash Provided by Financing Activities	25,951,818

Net Change in Cash	(713,584)
Cash at Beginning of Year	713,584
Cash at End of Year	$—

See accompanying notes which are an integral part of these financial statements.

13

OneAscent Capital Opportunities
Fund Financial Highlights

(For a share outstanding during the period)

		For the
	For the	Period
	Year Ended	Ended
	March 31,	March 31,
	2026*	2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.21	$10.00
Investment operations:
Net investment income	0.11	—	(b)
Net realized and unrealized gain on investments	0.38	0.21	(c)
Total from investment operations	0.49	0.21
Net investment income	(0.18)	—
Total distributions	(0.18)	—
Proceeds from early repurchase fees collected	— (b)	—
Net asset value, end of period	$10.52	$10.21
Total Return(d)	4.89%	2.10	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,975	$4,451
Ratio of net expenses to average net assets (f)	3.17%	2.99	% (g)
Ratio of gross expenses to average net assets before waiver(f)	4.57%	44.13	% (h)
Ratio of net investment income (loss) to average net assets(f)	1.22%	(0.16	)% (g)
Portfolio turnover rate	60%	—	% (e)

*	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the NAVs for financial reporting purposes and the returns based upon those NAVs may differ from the NAVs and returns for shareholder transactions.

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.

(b)	Rounds to less than $0.01.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	Annualized, with the exception of non recurring organizational and offering costs.

See accompanying notes which are an integral part of these financial statements.

14

OneAscent Capital Opportunities Fund
Notes to the Financial Statements
March 31, 2026

NOTE 1. ORGANIZATION

OneAscent Capital Opportunities Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, diversified, closed-end management investment company. The Fund commenced operations on December 27, 2024. The investment objective of the Fund is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact based on its values-driven investment philosophy. OneAscent Capital LLC (the “Adviser”) aims to achieve its objective by investing in a wide range of private markets through the dynamic use of its proprietary evaluation process, including through investment in private investment companies that invest primarily in private markets (“Underlying Funds”).

The Adviser serves as the Fund’s investment adviser. Bonaventure Capital, LLC and Investment Research Partners each serve as a sub-adviser to the Fund (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). The Adviser has entered into a sub-advisory agreement with each Sub-Adviser to provide ongoing research, opinions and recommendations of investments in private equity, venture capital, real estate and real assets, and private credit for the Fund. The Sub-Advisers are each paid a sub-advisory fee by the Adviser, not the Fund, for these services.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable net asset value (“NAV”), which is the minimum amount permitted. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares at any time prior to the day immediately preceding the first anniversary of the shareholder’s purchase of such shares.

The Fund operates as a single operating segment. The President and Principal Executive Officer of the Fund acts as the Fund’s chief operating decision maker (“CODM”), as defined in U.S. GAAP. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements and financial highlights.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended March 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the year ended March 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Share Valuation – The NAV of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively.

Dividends and Distributions – The Fund intends to distribute its dividends from net investment income at least quarterly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes.

Organizational and Offering Costs – The Adviser advanced all of the Fund’s organizational and initial offering costs and was subsequently reimbursed by the Fund. Costs of $83,860 incurred in connection with the offering and initial registration of the Fund were deferred and amortized on a straight-line basis over the first twelve months of the Fund’s commencement of operations. As of March 31, 2026 there were no unamortized offering costs. The Fund’s organizational costs of $168,407 were expensed as incurred and are subject to the Fund’s Expense Limitation Agreement.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In computing NAV, portfolio securities of the Fund are valued at their current values determined on the basis of market quotations, if available. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Adviser, in its capacity as the valuation designee (the “Valuation Designee”), pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. As the Valuation Designee, the Adviser acts under the Board’s oversight. The Valuation Designee’s fair valuation policies and procedures are approved

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

by the Board. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Valued Securities are difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Fair Valued Security issuer does not report a value to the Fund on a timely basis, the Valuation Designee determines the fair value of such Fair Valued Security based on the most recent value reported by the issuer of the Fair Valued Security, as well as any other relevant information available at the time the Fund values its investments. In the absence of specific transaction activity in a particular Fair Valued Security, the Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment in such Fair Valued Security at the NAV reported by the Fair Valued Security issuer at the time of valuation or to adjust the value to reflect a premium or discount.

Primary and secondary investments in Private Investment Funds and Special Purpose Vehicles (“Underlying Funds”) are generally valued based on the latest NAV reported by the Underlying Fund manager until the Fund receives additional information and as further adjusted as follows. The Valuation Designee will review any cash flows since the reference date of the last net asset value for a private fund reported by the Underlying Fund manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Underlying Fund manager. If applicable, the Valuation Designee will adjust, discount or otherwise modify any asset calculations in order to ensure that any valuations used in the Adviser’s internal valuation metrics and investor reporting reflect values consistent with the Adviser’s internal diligence. With respect to purchases or sales of Underlying Funds in secondary markets, the latest net asset value reported by the Underlying Fund manager may be further adjusted if the Valuation Designee determines that the price paid or received is representative of a fair value based on certain criteria.

In addition to tracking the NAV plus related cash flows of such Underlying Funds, the Valuation Designee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each Underlying Fund that is reasonably available at the time the Fund values its investments. The Valuation Designee considers such information and may conclude in certain circumstances that the information provided by the Underlying Fund manager does not represent the fair value of a particular asset held by an Underlying Fund. If the Valuation Designee concludes in good faith that the latest NAV reported by an Underlying Fund manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Designee will recommend that the Fund make a corresponding

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

adjustment to reflect the current fair value of such asset within such Underlying Fund. In determining the fair value of assets held by Underlying Funds, the Valuation Designee applies valuation methodologies as outlined herein.

Direct Investments in private companies are generally valued based on valuations performed by the company or general partner of the special purpose vehicle through which the investment is made. The Valuation Designee reviews such methodology in determining the fair value of a direct investment, and updates such fair value with relevant market information known to the Valuation Designee if the valuation provided to the Fund is deemed not current.

There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated value of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence of Fair Valued Security investments, the Valuation Designee will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all Fair Valued Securities. However, it is anticipated that portfolio holdings and other value information of the Fair Valued Securities could be available on no more than a quarterly basis. Based on its review of all relevant information, the Valuation Designee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Fair Valued Security does not represent the fair value of the Fund’s investment in such security. Private funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations. Determining fair value involves subjective judgments, and it is possible that the fair value determined by the Valuation Designee may differ materially from the value that could be realized upon the ultimate sale of the investment.

Listed securities that are traded on any stock exchange, including exchange traded funds, are generally valued at the last quoted sale price on the security’s primary exchange. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Investments in open-end investment companies, interval funds,

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

money market funds and tender offer funds are generally priced at their reported NAV per share. These securities are categorized as Level 1 securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

			Valuation
			Inputs
	Practical
Assets	Expedient*	Level 1	Level 2	Level 3	Total
Private Investments	$7,495,140	$—	$—	$15,941,165	$23,436,305
Exchange-Traded Funds	—	1,889,740	—	—	1,889,740
Closed-End Funds	3,155,334	435,510	—	—	3,590,844
Open-End Mutual Funds	—	1,240,087	—	—	1,240,087
Money Market Funds	—	1,357,742	—	—	1,357,742
Total	$10,650,474	$4,923,079	$—	$15,941,165	$31,514,718

*	The Fund held private investments with a fair value of $7,495,140 and closed-end funds of $3,155,334 that in accordance with GAAP, are valued at net asset value as a “practical expedient” and are excluded from the fair value hierarchy as of March 31, 2026.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as						Balance as
	of March	Realized	Amortization /	Change in			of March 31,
Private Investments	31, 2025	gain (loss)	Accretion	unrealized	Purchases	Sales	2026
Direct Investments	$—	$—	$—	$191,150	$9,699,998	$—	$9,891,148
Private Investments Funds	—	—	—	—	2,550,018	—	2,550,018
Private Investment Loans	—	—	3,651	4,349	1,992,000	—	2,000,000
Special Purpose Vehicle	—	—	—	(24,049)	1,524,048	—	1,499,999
Total Private Investments	$—	$—	$3,651	$171,450	$15,766,064	$—	$15,941,165

*	The amount of transfers in and/or out are reflected at the reporting period end.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2026 was $171,450.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2026:

				Range/	Impact to
		Valuation	Unobservable	Weighted	Valuation from an
Level 3 Investment	Fair Value	Techniques	Input	Average	Increase in Input
Direct Investments	$8,337,970	Market Approach	Recent Transaction Price	N/A	Increase

	1,553,178	Market Approach	Revenue Multiple	5.1	Increase

Private Investments Funds	2,550,018	Market Approach	Recent Transaction Price	N/A	Increase

Private Investment Loans	2,000,000	Market Approach	Recent Transaction Price	N/A	Increase

Special Purpose Vehicle	1,499,999	Market Approach	Recent Transaction Price	N/A	Increase
	$15,941,165

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2026:

	Redemption	Unfunded
	Frequency/	Commitments as of
	Expiration Date	March 31, 2026
Sovereign’s Capital Clear, LP(a)	N/A	$—
Conductor Capital, LP(b)	N/A	159,150
Saturn Five NF Blocker Fund, LLC(a)	N/A	375,000
Talanton Momentum Fund I, LP(a)	N/A	101,398
Highmount Opportunity I(c)	N/A	531,507
Fortis Green Renewables Green Fund I, LLC(d)	N/A	—
Hamilton Lane Private Secondaries Fund(a)	Quarterly	—
Hamilton Lane Venture Capital Growth Fund(c)	Quarterly	—
Burnt Island Ventures 2025 I (SPV)(c)	N/A	—
Overmatch Fund II, LP(c)	N/A	1,455,000
Scout Ventures Fund V, LP(c)	N/A	899,663
Sovereign’s Capital Private Equity Fund III, LP(a)	N/A	987,731
Overmatch Principal Mineral LLC (SPV)(a)	N/A	—
Overmatch Armada B-1, LLC (SPV)(a)	N/A	—
NSC Feeder Fund VII, LP(a)	N/A	990,000
DLP Housing Fund (REIT)(d)	Annual	—
Total		$5,499,449

(a)	Private Equity includes growth seeking private companies, often at or near positive cash flow, and funds that invest in those private companies.

(b)	Private Credit includes diversified investments in direct lending and mezzanine financing through real estate, infrastructure, special situations, and venture debt.

(c)	Venture Capital includes early-stage technology companies and funds where we believe our involvement and potential impact can be meaningful.

(d)	Real Estate & Real Assets comprises multi-sector real estate including residential, commercial, industrial, specialty, and mixed-use; and diversified investments in farmland, energy, metals/mining, and infrastructure assets.

SPV Special Purpose Vehicle

REIT Real Estate Investment Trust

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the management agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly. The Adviser is entitled to

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

a management fee, which is calculated at an annual rate of 1.50% of the Fund’s average daily net assets.

The Adviser has retained Sub-Advisers to provide portfolio management and related services to the Fund. The Sub-Advisers receive a fee from the Adviser for these services.

Under the Expense Limitation Agreement the Adviser has agreed, until at least June 30, 2027, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends and interest expenses and dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board, and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days’ written notice to the Adviser.

Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. For the fiscal year ended March 31, 2026, the Fund waived fees and reimbursed expenses in the amount of $315,294. As of March 31, 2026, the Adviser may seek repayment of management fees and expense reimbursements no later than the dates below:

Recoverable Through
March 31, 2028	$324,658
March 31, 2029	315,294

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, transfer agent and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives fees from the Fund.

Under the terms of a Distribution Agreement with the Fund, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Fund are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Fund. Each Trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and two-thirds of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee receives annual compensation, which is an established amount paid quarterly. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$36,380,057	$11,192,848

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,038,446
Gross unrealized depreciation	(127,526)
Net unrealized appreciation on investments	$910,920
Tax cost of investments	$30,603,798

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and differences related to the return of capital adjustments from underlying investments.

The Fund has a tax year end of September 30th, which is different than the fiscal year end of March 31st.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

For the fiscal year ended March 31, 2026, the Fund reclassified $14,798 of paid in capital against accumulated deficit on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The tax character of distributions paid for the period ended September 30, 2025, the Fund’s most recent tax year end, was as follows:

2025
Distributions paid from:
Ordinary income	$65,122
Total distributions paid	$65,122

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Accumulated capital and other losses	(47,084)
Unrealized appreciation on investments	180,554
Total accumulated earnings	$133,470

As of September 30, 2025, the Fund had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $47,084 and $-, respectively.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended March 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund and therefore the adoption was not impactful.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 7. RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Investment Risk - An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets, and the value of these assets and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Private Funds Risk - The Fund’s performance depends in part upon the performance of the pooled investment vehicle managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser’s ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The private funds in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to private funds in particular. The Fund may not be able to invest in certain private funds that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund’s investments in certain private funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in private funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain private funds. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund’s capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser or a Sub-Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle’s assets in securities of non-U.S. issuers, and the Fund’s assets may be invested in private funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Private funds might not be publicly traded and therefore would not be liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund’s investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

information provided by the private funds, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered private funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered private funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Investment Advisers Act of 1940. Furthermore, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

Certain private funds are subject to asset-specific risks.

Liquidity Risk

Shareholder Liquidity Risk - The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk - The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some of the Fund’s private market investments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

ETF Risk - The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Interest Rate Risk - Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 8. RESTRICTED SECURITIES

As of March 31, 2026, the Fund was invested in the following restricted securities:

Issuer Description	Acquisition Date	Cost	Value
Private Investments
Casimir, Inc., Preferred Shares	3/3/2026	$499,999	$499,999
Data Dasher, Inc., Preferred Stock	5/30/2025	1,000,000	1,000,000
For Days, Inc., Series A+ Shares	9/10/2025	1,000,000	1,000,000
Immerse, Inc.	6/30/2025	1,000,000	1,000,000
Red Sea Science & Technology, Inc., Series AA Preferred Stock	9/23/2025	1,000,000	1,000,000
Shyld AI, Inc., Preferred Stock	8/11/2025	1,599,999	1,670,184
Tango Tango, Inc., C Participating Preferred Shares	5/19/2025	1,500,000	1,553,178
Conductor Capital LP	5/29/2025	347,778	347,924
Highmount Opportunity Fund I, LP	4/17/2025	228,515	234,029
Sovereign Capital Clear, LP	8/11/2025	1,000,000	1,000,000
SunCap Growth Fund II	8/27/2025	800,018	800,018
Talanton Momentum Fund	9/15/2025	148,603	148,603
Lectra Technologies, Inc.	12/1/2025	500,000	500,000
Conserv Solutions, Inc., Series B Preferred Stock	10/8/2025	1,600,000	1,667,787
Burnt Island Ventures	10/10/2025	1,000,000	1,000,000
DLP Housing Fund	12/22/2025	1,000,000	1,000,000
Dublin Town Center V, LP	10/30/2025	1,000,000	1,000,000
Fortis Green Renewables Green Fund I, LLC	10/08/2025	750,000	720,728
NSC Feeder Fund VII, LP	3/20/2026	10,000	10,000
Overmatch Fund II, LP	2/9/2026	45,000	45,000
Saturn Five NF Blocker, LLC	10/27/2025	126,250	126,250
Scout Ventures Fund V	3/5/2026	100,337	100,337
Sovereign Capital Private Equity Fund III, LP	3/5/2026	12,269	12,269
TCG Storage of Trussville East, LLC	10/28/2025	750,000	750,000
Lumos Alpine Parent, LLC, Class A	3/4/2026	1,524,048	1,499,999
Overmatch Armada B-1, LLC	3/26/2026	1,275,000	1,250,000
Overmatch Principal Mineral, LLC	8/11/2025	1,530,000	1,500,000
Hamilton Lane Private Secondary Fund	7/1/2025	1,350,000	1,564,604
Hamilton Lane Venture Capital and Growth Fund	7/1/2025	1,300,000	1,590,730
Lotus Scrubs, Inc., 19.00%, 6/18/2028 (SOFR + 1550bps)	8/18/2025	996,057	1,000,000
Subsentio, Inc., 9.50%, 7/1/2030	6/30/2025	975,594	1,000,000

Total			$26,591,639

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

NOTE 9. INDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. REPURCHASE OFFERS

The Fund is a closed-end fund and, to provide liquidity to Shareholders, may from time to time offer to repurchase shares in accordance with written tenders by Shareholders at those times, in those amounts and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase shares from Shareholders, the Board will consider the recommendation of the Adviser. The Adviser currently expects to recommend to the Board that the Fund offer to repurchase up to 5% of the Fund’s outstanding shares at the applicable NAV per share on a quarterly basis. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during periods of exceptional market conditions. The decision to offer to repurchase shares of the Fund is in the complete and absolute discretion of the Board.

During the year ended March 31, 2026, the Board authorized and the Fund completed three quarterly repurchase offers. In each offer, the Fund offered to repurchase up to 5% of the net asset value of the Fund’s shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

Repurchase Offer #1
Commencement date	June 13, 2025
Repurchase request deadline	July 21, 2025
Repurchase pricing date	July 21, 2025
Value of shares repurchased	$81,449
Shares repurchased	8,080

Repurchase Offer #2
Commencement date	September 15, 2025
Repurchase request deadline	October 20, 2025
Repurchase pricing date	October 20, 2025
Value of shares repurchased	$—
Shares repurchased	—

OneAscent Capital Opportunities Fund
Notes to the Financial Statements (continued)
March 31, 2026

Repurchase Offer #3
Commencement date	December 15, 2025
Repurchase request deadline	January 20, 2026
Repurchase pricing date	January 20, 2026
Value of shares repurchased	$105,092
Shares repurchased	10,223

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of shares at any time prior to the day immediately preceding the first anniversary of the shareholder’s purchase of such shares. During the year ended March 31, 2026, proceeds from early repurchase fees charged by the Fund totaled $2,100.

NOTE 11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Company, Inc. owned 99.49% of the Fund’s outstanding shares, held in omnibus for the benefit of their clients. As a result, Charles Schwab & Company, Inc. may be deemed to control the Fund.

NOTE 12. SUBSEQUENT EVENTS

On March 13, 2026, the Fund commenced a quarterly repurchase offer. In this offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Date. The result of the repurchase offer was as follows:

Repurchase Offer
Commencement date	March 13, 2026
Repurchase request deadline	April 20, 2026
Repurchase pricing date	April 20, 2026
Value of shares repurchased	$598,757
Shares repurchased	56,700

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of OneAscent Capital Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of OneAscent Capital Opportunities Fund (the “Fund”), as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended March 31, 2026 and for the period from December 27, 2024 (commencement of operations) to March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of OneAscent Capital Opportunities Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets and financial highlights for the year ended March 31, 2026 and for the period from December 27, 2024 (commencement of operations) to March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and private investment counterparties. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Funds advised by the investment advisor since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2026

Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Kenneth G.Y. Grant (1949) Chair; Independent Trustee since April 2024	Current: Chair of the Governance & Nominating Committee Unified Series Trust (2022 - present); Independent Trustee, Unified Series Trust (2008 - present); Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Director, Advisors Charitable Gift Fund (2020 – present), Chair 2025-present

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment products (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans; and Trustee, Peak Income Plus Fund (2022 – 2024); Chair of Unified Series Trust (2017-2022); Director, Advisors Charitable Gift Fund, a Donor Advised Fund (2020 – 2024).
Daniel J. Condon (1950) Independent Trustee since April 2024	Current: Retired. Chair of Unified Series Trust (2022 – present); Independent Trustee of Unified Series Trust (2002 to present); Member, Manager, Daniel Thomas Enterprises LLC (since 2024).

Previous: Chair of the Audit Committee and Chair of the Governance & Nominating Committee, (2020 -2022), Unified Series Trust; and Trustee, Peak Income Plus Fund (May 2022 – February 2023).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this report, the Trust consists of 1 series.

Trustees and Officers (Unaudited) (continued)

The following table provides information regarding the Interested Trustees and Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) Interested Trustee since April 2024	Current: Retired. Interested Trustee, Unified Series Trust (2020 – present).

Previous: Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC (2013 – 2023); President of Unified Series Trust (2016 - 2021); Interested Trustee of Ultimus Managers Trust (2020 – 2023); Interested Trustee, Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund (2022-2024); and Interested Trustee Peak Income Plus Fund (2022 – 2024).
Zachary P. Richmond (1980) President May 2026	Current: Senior Vice President, Financial Administration for Ultimus Fund Solutions, LLC (August 2024 – present).

Previous: Vice President, Financial Administration for Ultimus Fund Solutions, LLC (February 2019 – August 2024).
Kevin M. Traegner (1985) Treasurer and Chief Financial Officer since May 2026	Current: Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC (2016 – present).
Gweneth K. Gosselink (1955) Chief Compliance Officer since April 2024	Current: Assistant Vice President, Compliance Officer of Ultimus Fund Solutions, LLC, since 2019.
Gary Grasso (1987) Secretary since October 2024	Current: Attorney, Ultimus Fund Solutions, LLC, since April 2024.

Previous: Vice President and Counsel, BlackRock Financial Management, Inc. from September 2021 to July 2023; Vice President and Counsel, State Street Bank and Trust Company, from March 2020 to September 2021.
Timothy J. Shaloo (1970) AML Compliance Officer since April 2024	Current: AVP, Compliance Officer, Northern Lights Compliance Services, LLC, since 2021.

Previous: Compliance Specialist, Ultimus Fund Solutions, LLC (2016 – 2020).

*	The address for each Officer and Interested Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this report, the Trust consists of 1 series.

Trustees and Officers (Unaudited) (continued)

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 222-8274 to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE

April 5, 2024

FACTS	WHAT DOES ONEASCENT CAPITAL OPPORTUNITIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons OneAscent Capital Opportunities Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does OneAscent Capital Opportunities Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 833-632-5139

Who we are
Who is providing this notice?	OneAscent Capital Opportunities Fund
What we do
How does OneAscent Capital Opportunities Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does OneAscent Capital Opportunities Fund collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ OneAscent Capital Opportunities Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■       OneAscent Capital Opportunities Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ OneAscent Capital Opportunities Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 632-5139 or the Fund’s website at https://oneascent.com/investment-solutions/private-markets/oacox/ and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Kenneth G.Y. Grant, Chair	PUBLIC ACCOUNTING FIRM
Daniel J. Condon, Independent Trustee	Cohen & Company, Ltd.
David R. Carson, Interested Trustee	1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, Suite 2000
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer

INVESTMENT ADVISER	CUSTODIAN
OneAscent Capital, LLC	U.S. Bank
23 Inverness Center Parkway	5065 Wooster Rd.
Birmingham, AL 35242	Cincinnati, OH 45226

DISTRIBUTOR	ADMINISTRATOR AND FUND
Ultimus Fund Distributors, LLC	ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

OneAscent Capital-AR-26

(b)	Not applicable to Registrant.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report on Form N-CSR, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant. During the period covered by this report, no amendments were made to the provisions of the code of ethics and no implicit or explicit waivers to the provisions of the code of ethics were granted. The Registrant’s code of ethics is attached as an exhibit to this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit financial expert. The board of trustees determined that, although none of its members meet the technical definition of an audit expert, the board has sufficient financial expertise to adequately perform its duties.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal year ended March 31, 2026, and March 31, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $55,000 and $16,400, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal year ended March 31, 2026, and March 31, 2025, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s annual financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal year ended March 31, 2026, and March 31, 2025, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $14,000 and $3,300, respectively.

(d)	All Other Fees: For the Registrant’s fiscal year March 31, 2026, and March 31, 2025, the aggregate fees billed by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item were $7,900 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Fund and the Fund’s investment adviser for the fiscal year ended March 31, 2026, and March 31, 2025, were $0 and $0, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund toll-free at 833-632-5139; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling toll-free at 833-632-5139 and will be sent within three business days of receipt of a request.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Registrant’s Portfolio Managers as of March 31, 2026 are:

Name	Title	Length of Service	Business Experience Over the Last 5 Years
John Siverling	Portfolio Manager	Since December 2024	President and Director of Private Markets & Impact Advocacy, OneAscent Capital LLC (since June 2021); Managing Partner, JAS Ventures (since January 2006); Executive Director, Christian Investment Forum (2011-2020).
Cole Pearson	Portfolio Manager	Since December 2024	President of Investment Solutions, OneAscent Capital LLC and OneAscent Investment Solutions (since July 2018).
Nathan Willis	Portfolio Manager	Since December 2024	Director of Portfolio Strategy, OneAscent Capital LLC and OneAscent Advisor Solutions (since June 2021); CIO, Greenhawk Corporation (2019-2020).
Steve Dauphin	Portfolio Manager	Since December 2024	Partner and Co-Founder, Bonaventure Capital, LLC (since 1998).
Carter Burleson	Portfolio Manager	Since December 2024	Director, Bonaventure Capital, LLC (since August 2021); Venture Fellow, DigitalDX Ventures (2020-2021); Chief Operating Officer, Yellow Card Financial (2018-2020).
Martin Wildy	Portfolio Manager	Since December 2024	Partner and Co-Founder, Investment Research Partners (since 2019).
Derek Varner	Portfolio Manager	Since December 2024	Partner, Investment Research Partners (since February 2021); Associate Director of Investments, Bucknell University (2014-2021).

(a)(2) Other accounts managed by the Registrant’s Portfolio Managers as of March 31, 2026:

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John Siverling	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	2	$26,000,000	2	$26,000,000
	Other accounts	0	0	0	0

Cole Pearson	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	7	$186,000,000	2	$26,000,000
	Other accounts	0	0	0	0

Nathan Willis	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	5	$160,000,000	0	0
	Other accounts	0	0	0	0

Steve Dauphin	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	6	$70,400,000	6	$70,400,000
	Other accounts	1	$21,000,000	1	$21,000,000

Carter Burleson	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	2	$55,400,000	2	$55,400,000
	Other accounts	1	$21,000,000	1	$21,000,000

Martin Wildy	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	1	$44,400,000	1	$44,400,000
	Other accounts	0	0	0	0

Derek Varner	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	1	$74,400,000	1	$19,400,000
	Other accounts	0	0	0	0

(a)(3) Portfolio Manager compensation as of March 31, 2026:

The Portfolio Managers’ compensation will not be based on the investment performance of the Fund. The compensation of Mr. Siverling, Mr. Pearson and Mr. Willis will be a function of the overall profitability of the Adviser. The compensation of Mr. Dauphin and Mr. Burleson will be a function of the overall profitability of Bonaventure. The compensation of Mr. Wildy and Mr. Varner will be a function of the overall profitability of IRP.

(a)(4) Dollar range of securities owned by the Registrant’s Portfolio Managers as of March 31, 2026:

Name of Portfolio Manager	Dollar Range[1]
John Siverling	$10,001-$50,000
Cole Pearson	$1-$10,000
Nathan Willis	$1-$10,000
Steve Dauphin	None
Carter Burleson	None
Martin Wildy	$10,001-$50,000
Derek Varner	$100,001-$500,000

1	Dollar Ranges are as follows: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000, or; over $1,000,000

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    Not applicable.

(a)(3)    Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)    Not applicable.

(a)(5)    Not applicable.

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAscent Capital Opportunities Fund

By	/s/ Zachary P. Richmond
Zachary P. Richmond , Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond , Principal Executive Officer

Date	6/8/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	6/8/2026